Segmented information (Details) $ in Thousands	12 Months Ended
	Oct. 31, 2024 CAD ($) segment	Oct. 31, 2023 CAD ($) segment
Segmented Information
Number of operating segments | segment	2
Number of reporting segments | segment		3
Revenue	$ 522,306	$ 487,669
Gross profit	142,502	131,314
Income (loss) from operations	5,003	(41,425)
Current assets	85,789	68,645
Non-current assets	160,419	164,756
Current liabilities	61,480	58,137
Non-current liabilities	39,216	41,598
Canada
Segmented Information
Revenue	484,444	431,694
USA
Segmented Information
Revenue	36,061	52,780
International
Segmented Information
Revenue	1,801	3,195
Reportable Segments, Including Corporate Overhead | Canada
Segmented Information
Revenue	484,444	431,694
Gross profit	125,326	104,827
Income (loss) from operations	14,430	(8,659)
Current assets	77,037	55,787
Non-current assets	129,115	126,579
Current liabilities	57,692	50,968
Non-current liabilities	36,680	37,308
Reportable Segments, Including Corporate Overhead | USA
Segmented Information
Revenue	36,061	52,780
Gross profit	16,050	24,576
Income (loss) from operations	(9,404)	(30,137)
Current assets	7,940	11,386
Non-current assets	27,634	34,006
Current liabilities	3,580	5,958
Non-current liabilities	2,252	3,814
Reportable Segments, Including Corporate Overhead | International
Segmented Information
Revenue	1,801	3,195
Gross profit	1,126	1,911
Income (loss) from operations	(23)	(2,629)
Current assets	812	1,472
Non-current assets	3,670	4,171
Current liabilities	208	1,211
Non-current liabilities	284	476
Bricks and Mortar
Segmented Information
Revenue	484,444	431,694
Gross profit	124,651	105,132
Income (loss) from operations	12,180	(9,034)
Current assets	75,161	59,301
Non-current assets	128,719	126,579
Current liabilities	56,741	51,001
Non-current liabilities	$ 35,788	37,304
Percentage of revenue	93.00%
Bricks and Mortar | Canada
Segmented Information
Revenue	$ 484,444	431,694
Bricks and Mortar | USA
Segmented Information
Revenue	0	0
Bricks and Mortar | International
Segmented Information
Revenue	0	0
E-commerce
Segmented Information
Revenue	37,862	55,975
Gross profit	17,851	26,182
Income (loss) from operations	(7,177)	(32,391)
Current assets	10,628	9,344
Non-current assets	31,700	38,177
Current liabilities	4,739	7,136
Non-current liabilities	$ 3,428	4,294
Percentage of revenue	7.00%
E-commerce | Canada
Segmented Information
Revenue	$ 0	0
E-commerce | USA
Segmented Information
Revenue	36,061	52,780
E-commerce | International
Segmented Information
Revenue	$ 1,801	$ 3,195